Note 15 - Major Customer	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of major customers [text block]
15.	MAJOR CUSTOMER

The Company had sales to a major customer in
2019,
2018
and
2017,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the year was
86%
(
2018
–
80%,
2017–
59%
) and the total percentage of accounts receivable at
December 31, 2019
was
91%
(
2018
–
89%,
2017
–
84%
).